LEASES - Schedule Of Maturities Of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total Operating Leases
2023	¥ 4,209	¥ 4,055
2024	4,196	4,066
2025	3,989	4,037
2026	3,793	3,871
2027	3,605	3,655
Thereafter	24,547	26,035
Total minimum lease payments	44,339	45,719
Less: amount representing interest	12,929	14,079
Present value of minimum lease payments	31,410	31,640
Total Finance Leases
2023	142	140
2024	146	155
2025	146	157
2026	148	157
2027	151	158
Thereafter	3,539	3,824
Total minimum lease payments	4,272	4,591
Less: amount representing interest	1,718	1,866
Present value of minimum lease payments	¥ 2,554	¥ 2,725